Segment reporting - Operating segment assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
TOTAL ASSETS	¥ 32,670,720	$ 4,475,868	¥ 27,117,500
Operating Segments | Zeekr
Segment Reporting Information [Line Items]
TOTAL ASSETS	24,393,390		16,746,231	¥ 9,618,203
Operating Segments | Viridi
Segment Reporting Information [Line Items]
TOTAL ASSETS	11,291,598		12,058,165	9,708,876
Operating Segments | ZTE
Segment Reporting Information [Line Items]
TOTAL ASSETS	¥ 2,701,888		¥ 3,189,275	¥ 3,567,993